Nature and continuance of operations	9 Months Ended
Sep. 30, 2020
Nature and continuance of operations
Nature and continuance of operations

1.Nature and continuance of operations

ElectraMeccanica Vehicles Corp (the “Company”) was incorporated on February 16, 2015, under the laws of the province of British Columbia, Canada, and its principal activity is the development and manufacturing of electric vehicles (“EV”s). The Company acquired InterMeccanica International Inc. (“InterMeccanica”) on October 18, 2017, and whose principal activity is the development and manufacturing of high-end custom-built vehicles. On January 22, 2018, the Company incorporated a wholly owned subsidiary, EMV Automotive USA Inc., in Nevada, USA. On October 15, 2019, the Company incorporated a wholly owned subsidiary, EMV Automotive Technology (Chongqing) Inc., in Chongqing, China. On November 22, 2019, the Company incorporated SOLO EV, LLC, a wholly owned subsidiary of EMV Automotive USA Inc., in Michigan, USA.

The head office and principal address of the Company are located at 102 East 1st Avenue, Vancouver, British Columbia, Canada, V5T 1A4.

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations.  The Company’s principal activity is the development and manufacture of EVs. As at September 30, 2020, the Company has commenced commercial production of the SOLO single seat EV and is not able to finance day-to-day activities through operations. The Company’s continuation as a going concern is dependent upon the successful results from its electric vehicle manufacturing activities and its ability to attain profitable operations and generate funds there from and/or raise equity capital or borrowings sufficient to meet current and future obligations.

The Company has begun production but has not had commercial delivery of its first electric vehicle. As at September 30, 2020, there have been no revenues from the sale of electric vehicles as any amounts received from the sale of pre-production electric vehicles were netted off against research and development costs as cost recovery.

It is anticipated that significant additional funding will be required.  These factors indicate the existence of a material uncertainty that cast substantial doubt about the Company’s ability to continue as a going concern. Management primarily intends to finance its operations over the next 12 months through sales of the SOLO, private placements and/or public offerings of equity capital.  Should the Company be unable to continue as a going concern, the net realizable value of its assets may be materially less than the amounts on its consolidated statement of financial position.